Total Capital and Net Income Per Unit Total Capital and Net Income Per Unit (Tables)	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

	Three Months Ended June 30,
	2021	2020
	$	$
Limited partners' interest in net income for basic net income per common unit	46,040	37,796
Weighted average number of common units	86,970,999	82,197,665
Dilutive effect of unit-based compensation	162,147	64,570
Weighted average number of common units and common unit equivalents	87,133,146	82,262,235
Limited partner's interest in net income per common unit:
Basic	0.53	0.46
Diluted	0.53	0.46

	Six Months Ended June 30,
	2021	2020
	$	$
Limited partners' interest in net income (loss) for basic net income (loss) per common unit	125,780	(834)
Weighted average number of common units	86,963,374	79,629,623
Dilutive effect of unit-based compensation	149,142	—
Weighted average number of common units and common unit equivalents	87,112,516	79,629,623
Limited partner's interest in net income (loss) per common unit:
Basic	1.45	(0.01)
Diluted	1.44	(0.01)